Employee Benefits - Change In Benefit Obligations Change In Plan Assets Funded Status (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Benefit Obligations
Actuarial (gain) loss, net	$ (1,900)	$ (2,300)	$ 900	$ 2,500
Pension
Change in Benefit Obligations
Beginning of year		21,531	21,112
Service cost		284	280	322
Interest cost		690	683	677
Plan amendments		230	0
Actuarial (gain) loss, net		(1,418)	1,377
Benefits paid		(1,475)	(1,932)
Curtailment and termination benefits		181	11	4
Settlements paid		(456)	0
End of year	21,112	19,567	21,531	21,112
Change in Plan Assets
Beginning of year		19,175	14,663
Actual return on plan assets		(494)	2,342
Company contributions		1,066	4,141
Benefits paid		(1,475)	(1,932)
Settlements paid		(456)	0
Divestiture		0	(39)
End of year	14,663	17,816	19,175	14,663
Funded Status
End of year		(1,751)	(2,356)
Health Care and Life
Change in Benefit Obligations
Beginning of year		19,460	19,650
Service cost		127	149	193
Interest cost		615	659	746
Plan amendments		(8)	(545)
Actuarial (gain) loss, net		(2,729)	627
Benefits paid		(1,101)	(1,080)
Curtailment and termination benefits		0	0	0
Settlements paid		0	0
End of year	19,650	16,364	19,460	19,650
Change in Plan Assets
Beginning of year		1,119	1,363
Actual return on plan assets		(26)	134
Company contributions		1,183	702
Benefits paid		(1,101)	(1,080)
Settlements paid		0	0
Divestiture		0	0
End of year	$ 1,363	1,175	1,119	$ 1,363
Funded Status
End of year		$ (15,189)	$ (18,341)